Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties and Relationship	Names of related parties and relationship
Name	Relationship
Ad Hu Tung Co., Ltd. (“Ad Hu”)	Other related parties
AccuHit AI Technology Taiwan Co., Ltd. (“AccuHit”)	Other related parties
Yasuyoshi Yanagisawa	Director of MG
Yi Chuan	Director of the Company
Tzu-Wei Chung	Director of the Company
Yu-Ling Yang	Other related parties

Schedule of Service Costs	Service costs
	Year ended December 31,
	2022	2023	2024

Ad Hu	$499,197	$322,906	$406,433
AccuHit	75,402	42,370	8,171
	$574,599	$365,276	$414,604

Schedule of Payables to Related Parties	Payables to related parties:
	December 31, 2023	December 31, 2024
Accounts payable:
Ad Hu	$-	$576
AccuHit	3,730	346
	$3,730	$922

Schedule of Loans from Related Parties	Outstanding balance:
	December 31, 2023	December 31, 2024

Yi Chuan	$400,000	$400,000
Yasuyoshi Yanagisawa	176,816	-
Tzu-Wei Chung	-	304,971
Yu-Ling Yang	-	91,491
	$576,816	$796,462

Schedule of Interest Expense and Other Payables –Interest Payable

Interest expense and other payables –interest payable:

	December 31, 2023	December 31, 2024

Yi Chuan	$10,193	$42,193
Yasuyoshi Yanagisawa	2,228	-
Tzu-Wei Chung	-	728
Yu-Ling Yang	-	1,887
	$12,421	$44,808

Schedule of Key Management Personnel Compensation	Key management personnel compensation
	Year ended December 31,
	2022	2023	2024

Salaries and other short-term employee benefits	$66,334	$707,931	$1,339,870
Post-employment benefits	3,618	8,300	25,375
	$69,952	$716,231	$1,365,245